Capital Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Capital Instruments [Abstract]
Schedule of Carrying Value of Capital Instruments

					As at December 31,
	Issuance date	Earliest par redemption date	Maturity date	Par value	2025	2024
JHFC Subordinated notes(1)	December 14, 2006	December 15, 2036	December 15, 2036	$650	$648	$648
3.983% MFC Subordinated debentures(2)	May 23, 2025	May 23, 2030	May 23, 2035	$500	497	-
2.818% MFC Subordinated debentures(3),(4)	May 12, 2020	May 13, 2030	May 13, 2035	$1,000	997	997
4.064% MFC Subordinated debentures(5)	December 6, 2024	December 6, 2029	December 6, 2034	$1,000	996	995
4.275% MFC Subordinated notes(6),(7)	June 19, 2024	June 19, 2029	June 19, 2034	S$500	531	524
5.054% MFC Subordinated debentures(8)	February 23, 2024	February 23, 2029	February 23, 2034	$1,100	1,096	1,095
5.409% MFC Subordinated debentures(9)	March 10, 2023	March 10, 2028	March 10, 2033	$1,200	1,197	1,196
4.061% MFC Subordinated notes(3),(10),(11)	February 24, 2017	February 24, 2027	February 24, 2032	US$750	1,028	1,077
2.237% MFC Subordinated debentures(12)	May 12, 2020	May 12, 2025	May 12, 2030	$1,000	-	1,000
Total					$6,990	$7,532
(1)Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife
Finance (Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties of the Company. Effective July 1, 2024, the notes bear interest at a floating rate equal to Canadian Overnight Repo Rate Average (“CORRA”), plus a spread adjustment of 0.32138%, plus 0.72%. With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 17.
(2)Issued by MFC, interest is payable semi-annually. After May 23, 2030, the interest rate will reset to equal the Daily Compounded CORRA plus 1.32%. With regulatory approval, MFC may redeem the notes, in whole or in part, on or after May 23, 2030, at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(3)Capital instruments with interest rates resetting in the future that reference Canadian Dollar Offered Rate (“CDOR”) and the U.S. Dollar Mid-Swap rate (based on
London Interbank Offered Rate (LIBOR)) include the 2.818% subordinated debentures and 4.061% subordinated debentures, respectively. Future rate resets for these capital instruments may rely on alternative reference rates such as CORRA, the alternative rate for CDOR, and the Secured Overnight Financing Rate
(SOFR) and the alternative rate for USD LIBOR. As at December 31, 2025, the interest rate benchmark reform has not resulted in material changes in the
Company's risk management strategy.
(4)After May 13, 2030, the interest rate will reset to equal 3-month CDOR plus 1.82%. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after May 13, 2025, at a redemption price together with accrued and unpaid interest. If the redemption date is on or after May 13, 2025, but prior to May
13, 2030, the redemption price shall be the greater of: (i) the Canada yield price as defined in the prospectus; and (ii) par. If the redemption date is on or after May
13, 2030, the redemption price shall be equal to par.
(5)Issued by MFC, interest is payable semi-annually. After December 6, 2029, the interest rate will reset to equal the Daily Compounded CORRA plus 1.25%. With regulatory approval, MFC may redeem the notes, in whole or in part, on or after December 6, 2029 at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(6)Designated as a hedge of the Company's net investment in its Singapore operations which reduces the earnings volatility that would otherwise arise from the re-
measurement of the subordinated notes into Canadian dollars.
(7)Issued by MFC, interest is payable semi-annually. After June 19, 2029, the interest rate will reset to equal the prevailing 5-year SORA Overnight Indexed Swap
(SORA OIS) Rate plus 1.201%. With regulatory approval, MFC may redeem the notes, in whole, but not in part, on June 19, 2029 and on any interest payment date thereafter, at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(8)Issued by MFC, interest is payable semi-annually. After February 23, 2029, the interest rate will reset to equal the Daily Compounded CORRA plus 1.44%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on or after February 23, 2029 at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(9)Issued by MFC, interest is payable semi-annually. After March 10, 2028, the interest rate will reset to equal the Daily Compounded CORRA plus 1.85%. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after March 10, 2028, at a redemption price equal to par, together with accrued and unpaid interest.
(10)On the earliest par redemption date, the interest rate will reset to equal the 5-Year U.S. Dollar Mid-Swap Rate plus 1.647%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.
(11)Designated as a hedge of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-
measurement of the subordinated notes into Canadian dollars.
(12)The 2.237% MFC Subordinated notes were redeemed at par on May 12, 2025.